Consolidated Statements of Operations (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]
Contract resolution revenue recognized	$ 67.9	$ 13.1	$ 3.5	$ 6.9	$ 19.4	$ 149.4	$ (175.7)